DEBT	12 Months Ended
Jun. 26, 2019
Debt Disclosure [Abstract]
DEBT
Long-term debt consists of the following:

	June 26, 2019	June 27, 2018
Revolving credit facility	$523.3	$820.3
5.00% notes	350.0	350.0
3.875% notes	300.0	300.0
Capital lease obligations (refer to Note 10 - Leases)	48.4	43.0
Total long-term debt	1,221.7	1,513.3
Less unamortized debt issuance costs and discounts	(5.4)	(6.6)
Total long-term debt less unamortized debt issuance costs and discounts	1,216.3	1,506.7
Less current installment portion of long-term debt	(9.7)	(7.1)
Long-term debt, less current installments	$1,206.6	$1,499.6

Excluding capital lease obligations (refer to Note 10 - Leases) and interest, our long-term debt maturities for the five fiscal years following June 26, 2019 and thereafter are as follows:

Long-Term Debt
2020	$—
2021	—
2022	523.3
2023	300.0
2024	—
Thereafter	350.0
$1,173.3

Revolving Credit Facility
During fiscal 2019, net repayments of $297.0 million were made on the revolving credit facility primarily from the sale leaseback transactions, partially offset by share repurchases. As of June 26, 2019, $476.7 million of credit was available under the revolving credit facility. During fiscal 2018, $428.0 million was drawn on the revolving credit facility, which included the $250.0 million utilized to repay the principal balance of the 2.60% notes that came due in May 2018.
In fiscal 2017, we amended the revolving credit facility to increase the borrowing capacity from $750.0 million to $1.0 billion. We capitalized debt issuance costs of $4.0 million associated with the amendment of the revolving credit facility, which are included in Other assets in the Consolidated Balance Sheets as of June 26, 2019. Additionally, in fiscal 2018, an amendment to the revolving credit facility was executed to provide the ability to execute certain sale-leaseback transactions and to increase the restricted payment capacity. The related debt issuance costs of $1.6 million are also included in Other assets in the Consolidated Balance Sheets as of June 26, 2019.
Under the amended $1.0 billion revolving credit facility, the maturity date for $890.0 million of the facility was extended from March 12, 2020 to September 12, 2021 and the remaining $110.0 million remains due on March 12, 2020. The amended revolving credit facility generally bears interest of LIBOR plus an applicable margin, which is a function of our credit rating and debt to cash flow ratio, but is subject to a maximum of LIBOR plus 2.00%. For a period of 180 days following the fiscal 2018 amendment to the revolving credit facility that occurred in May 2018, we paid interest at a rate of LIBOR plus 1.70%. Effective October 2018, we resumed paying interest at a rate of LIBOR plus 1.38% for a total of 3.78% at June 26, 2019. One month LIBOR at June 26, 2019 was approximately 2.40%. LIBOR is set to terminate in December 2021, however our revolver will expire before this date and we anticipate any new financings will be at the applicable interest rates.
5.00% Notes
In fiscal 2017, we completed the private offering of $350.0 million of our 5.00% senior notes due October 2024 (the “2024 Notes”). We received proceeds of $350.0 million and utilized the proceeds to fund a $300.0 million accelerated share repurchase agreement and to repay $50.0 million on the amended $1.0 billion revolving credit facility. The notes require semi-annual interest payments which began on April 1, 2017.
The indenture for the 2024 Notes contains certain covenants, including, but not limited to, limitations and restrictions on the ability of the Company and its Restricted Subsidiaries (as defined in the indenture) to (i) create liens on Principal Property (as defined in the Indenture) and (ii) merge, consolidate or amalgamate with or into any other person or sell, transfer, assign, lease, convey or otherwise dispose of all or substantially all of their property. These covenants are subject to a number of important conditions, qualifications, exceptions and limitations.
3.875% Notes
In fiscal 2013, we issued $300.0 million of 3.875% notes due in May 2023. The notes require semi-annual interest payments which began in the second quarter of fiscal 2014.
Financial Covenants
Our debt agreements contain various financial covenants that, among other things, require the maintenance of certain leverage and fixed charge coverage ratios. The financial covenants were not significantly changed as a result of the new and amended debt agreements. We are currently in compliance with all financial covenants.